Share-Based Compensation (Details) - Schedule of Stock Option Activities and Related Information - Stock Options [Member] - ¥ / shares		12 Months Ended
	Oct. 01, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Stock Option Activities and Related Information [Line Items]
Number of Options, Outstanding as of ending		3,750,000	2,500,000	625,000
Weighted- Average Exercise Price, Outstanding as of ending		¥ 40	¥ 40	¥ 40
Weighted- Average Remaining Contractual Life (years), Outstanding as of ending		12 years 8 months 1 day	13 years 8 months 1 day	14 years 8 months 1 day
Number of Options, Granted		1,250,000	1,875,000	625,000
Weighted- Average Exercise Price, Granted				¥ 40
Weighted- Average Remaining Contractual Life (years), Granted				15 years
Number of Options, Exercised
Weighted- Average Exercise Price, Exercised
Number of Options, Forfeited/cancelled
Weighted- Average Exercise Price, Forfeited/cancelled